Operating lease and other commitments	3 Months Ended
Mar. 31, 2021
5. Operating lease and other commitments

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 5.00% to 7.03% and the average remaining years for our lease are 0.85 years as of March 31, 2021.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the three months ended March 31, 2021 and 2020 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	-
Accumulated amortization	(55,606)
Balances as of March 31, 2021	$366,691

(amounts in dollars)	Total
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(65,307)
Balances as of March 31, 2020	$214,403

The following table provides the changes in the Corporation’s operating lease liability for the three months ended March 31, 2021 and 2020 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	-
Repayments of lease liability	(59,889)
Other	5,279
Balances as of March 31, 2021	$371,010
Lease liability due within one year	$33,381
Lease liability long term	$337,629

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(67,852)
Other	1,394
Balances as of March 31, 2020	$224,747
Lease liability due within one year	$100,473
Lease liability long term	$124,274

The total future commitment payment amount for above lease is $394,218 comparing an outstanding lease liability of $371,010 as of March 31, 2021. The difference is due to interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $77,417 as of March 31,2021.